Stockholder's Deficit - Summary of Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	173,750
Number of Options Outstanding, Granted	145,000 [1]	142,500
Number of Options Outstanding, Exercised	(9,260)
Number of Options Outstanding, Canceled		5,417
Number of Options Outstanding, Ending Balance	309,490	173,750
Number of Options Exercisable, Ending Balance	112,250
Weighted- Average Exercise Price Options Outstanding, Beginning Balance	$ 9.24
Weighted- Average Exercise Price Options Outstanding, Granted	4.74
Weighted- Average Exercise Price Options Outstanding, Exercised	5.40
Weighted- Average Exercise Price Options Outstanding, Canceled
Weighted- Average Exercise Price Options Outstanding, Ending Balance	7.25	$ 9.24
Weighted- Average Exercise Price Options Exercisable, Ending Balance	$ 10.76

[1]	Options granted under 2016 Stock Incentive Plan